Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2036
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,034,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,782.11
Offering Note	The securities sold in this offering are registered under the registrant's existing registration statement on Form S-3 (File No. 333-276645).